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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25


                           NOTIFICATION OF LATE FILING



                                  (CHECK ONE):

[ ]  FORM 10-K AND FORM 10-KSB         [ ]  FORM 20-F           [ ]  FORM 11-K
[X]  FORM 10-Q AND FORM 10-QSB         [ ]  FORM N-SAR


         For Period Ended:          June 30, 2005

                   [ ]     Transition Report on Form 10-K
                   [ ]     Transition Report on Form 20-F
                   [ ]     Transition Report on Form 11-F
                   [ ]     Transition Report on Form 10-Q
                   [ ]     Transition Report on Form N-SAR


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         For the Transition Period Ended:



          Read Instruction Before Preparing Form. Please Print or Type.

            NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

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         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I--REGISTRANT INFORMATION
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      Full Name of Registrant:                    SYNOVA HEALTHCARE GROUP, INC.

      Former Name if Applicable:                  N/A

      Address of Principal Executive Office:      1400 N. Providence Road,
                                                  Suite 6010
                                                  Media, PA 19063




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PART II--RULES 12B-25 (B) AND (C)
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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]   (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]   (b)   The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]   (c)   The accountant's statement or other exhibit required by Rule
            12b-25(c) has been attached if applicable.

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PART III--NARRATIVE
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State below in reasonable detail the reasons why Form 10-K and Form 10-KSB,
20-F, 11-K, Form 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed)

         Synova Healthcare Group, Inc. (the "Company") has determined that it is unable to file its report on Form 10-QSB for the fiscal quarter ended June 30, 2005 (the "Second Quarter Form 10-Q") within the prescribed period. As reported in the Company's Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on September 21, 2005, the Company appointed Robert Edwards as its new chief financial officer on September 15, 2005. The Company previously employed a director of finance, whose employment with the Company ended on July 28, 2005. The process of integrating the Company's new chief financial officer has impacted the Company's ability to timely report its operating results and financial condition. The Company's inability to timely file the Second Quarter Form 10-Q could not have been eliminated by the Company without unreasonable effort or expense.

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PART IV--OTHER INFORMATION
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         (1)      Name and telephone number of person to contact in regard to this notification

                   Stephen E. King            (610)            565-7080
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                   (Name)                  (Area Code)      (Telephone Number)

         (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                           [X] Yes     [ ]  No


         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                           [ ] Yes     [X]  No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



                          SYNOVA HEALTHCARE GROUP, INC.
             -----------------------------------------------------
                  (Name of Registrant as specified in charter)


         has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:   September 27, 2005                By:      /s/ Stephen E. King
                                                   -----------------------------
                                          Name:    Stephen E. King
                                          Title:   Chief Executive Officer